AZL MVP DFA Multi-Strategy Fund
AZL® MVP DFA MULTI-STRATEGY FUND
INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation.
FEES AND EXPENSES Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered only as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		AZL MVP DFA Multi-Strategy Fund
Management Fee		0.20%
Other Expenses	[1]	0.05%
Acquired Fund Fees and Expenses	[1]	0.87%
Total Annual Fund Operating Expenses		1.12%
Management Fee Waiver	[2]	(0.10%)
Total Annual Fund Operating Expenses After Management Fee Waiver	[2]	1.02%
[1]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[2]	The Manager and the Fund have entered into a written agreement reducing the Fund's Management Fee to 0.10%, through at least April 30, 2016. After April 30, 2016, this Management Fee reduction may be terminated by the Manager for any reason.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. It reflects the management fee waiver agreement for the first year. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years
AZL MVP DFA Multi-Strategy Fund	104	346

Expense Example, No Redemption (USD $)	1 Year	3 Years
AZL MVP DFA Multi-Strategy Fund	104	346

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate is not presented because the Fund had not commenced operations at the end of the last fiscal year.
INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies of the Fund
The Fund is a fund of funds that seeks to achieve its goal by investing primarily in a combination of five DFA underlying funds (the “DFA Strategy Underlying Funds”):
  AZL DFA Emerging Markets Core Equity Fund
  AZL DFA International Core Equity Fund
  AZL DFA U.S. Small Cap Fund
  AZL DFA U.S. Core Equity Fund
  AZL DFA Five-Year Global Fixed Income Fund
The Fund is designed to provide a diversified portfolio consisting of underlying funds in equity and fixed income asset classes, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk, such as the current level of fund and market volatility.

Under normal market conditions, the Manager will allocate approximately 80% - 100% of the Fund’s assets to the DFA Underlying Funds. Of this allocation, approximately 50%-70% will be allocated to the equity funds and approximately 30%-50% will be allocated to the fixed income fund. The AZL DFA Five-Year Global Fixed Income Fund is the fixed income fund; the other four DFA Underlying Funds are equity funds. The Manager may allocate the Fund’s assets outside of the target ranges specified here when the Manager believes that doing so would better enable the Fund to pursue its investment objective or is necessary for temporary defensive purposes.

Up to 20% of the Fund’s assets may be allocated to the Fund’s MVP risk management process, which is intended to manage the risk of the Fund and its allocation to equities. This process could cause the equity exposure of the Fund to fluctuate, but equity exposure generally will not be lower than 10%. Generally, the MVP risk management process would not reduce equity exposure during periods of moderate and low market volatility. During periods of extreme market volatility, the MVP process could result in equity exposure that is much lower than 10%.

The Manager will implement the Fund’s MVP risk management process using futures. Futures provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to underlying funds. The process is intended to limit market exposure during periods of high volatility, although the process may not always be successful. In some market conditions exhibiting high volatility, the process may result in the Fund underperforming the market during rising markets, and outperforming the market during declining markets. The Manager seeks to maintain an annualized volatility level for the Fund at or below 12% over a typical business cycle (i.e., over a period of a year or more). The actual or realized volatility for short-term or long-term periods of time will be dependent on the market environment and may be significantly higher in the event that the strategy is unsuccessful. The MVP process is employed when normal market conditions, as defined by the Manager, do not exist.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager’s decision regarding how the Fund’s assets should be allocated among the various underlying investment options. The Manager’s decisions about the allocation of the Fund’s assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results. The Fund is also subject to issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security. The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds.

Because the Fund invests in the DFA Strategy Underlying Funds, it is also subject to the risks associated with those investments which include the following risks:
  Market Risk  The market value of an Underlying Fund’s portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Issuer Risk  The value of a an Underlying Fund’s securities may decline for a number of reasons directly related to the issuer of the security.
  Selection Risk  Because the Underlying Funds are actively managed, there can be no guarantee that investment decisions made for a fund by its subadviser will produce the desired results.
  Value Stocks Risk  Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause an Underlying Fund to at times underperform equity funds that use other investment strategies.
  Capitalization Risk  Investing in small to midsized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
  Foreign Risk  Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.
  Emerging Markets Risk  Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
  Depositary Receipt Risk  Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities.
  Currency Risk  Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to an Underlying Fund.
  Credit Risk  The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on an Underlying Fund’s earnings.
  Liquidity Risk  An investment that is difficult to purchase or sell may have an adverse effect on an Underlying Fund’s returns.
  Interest Rate Risk  Debt securities held by an Underlying Fund may decline in value due to rising interest rates. Interest rates in the U.S. are at, or near, historic lows, which may increase an Underlying Fund’s exposure to risks related to rising rates.
  Income Risk  Falling interest rates may cause an Underlying Fund’s income to decline.
  Portfolio Turnover  One or more Underlying Funds may trade portfolio securities frequently, which could result in higher transaction costs and could adversely affect the Underlying Fund’s performance.
  Sovereign Debt Risk  Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
  Derivatives Risk  Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
Additionally, because the Fund may utilize futures pursuant to its MVP risk management process, the Fund is proportionately subject to risks related to futures. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.
Performance Information
Performance information is not presented because the Fund had not commenced operations at the date of this prospectus.